Leonard E. Neilson
                                 Attorney at Law
                            8160 South Highland Drive
                                    Suite 104
                                Sandy, Utah 84093
Phone:  (801) 733-0800                                     Fax:  (801) 733-0808

                                 April 27, 2005



Securities and Exchange Commission
Office of Document Control
450 Fifth Street N.W.
Washington, D.C. 20549

VIA:  EDGARLink

         Re:      Trans Energy, Inc.
                  File No.  0-23530
                  Form 10-KSB for the period ended December 31, 2004

To Whom It May Concern:

         Please find herewith transmitted by EDGARLink, the Form 10-KSB filed on behalf of Trans Energy, Inc. for the fiscal year ended December 31, 2004.

         Please direct all correspondences concerning this filing and Trans Energy, Inc. to this office.

                               Yours truly,

                               /s/ Leonard E. Neilson
                               ----------------------
                               Leonard E. Neilson

:ae
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